Carrying and Fair Value of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Long-term debt, carrying value	$ 927	$ 825
Long-term debt, fair value	$ 973	$ 898